Note 7 - Stockholders' Equity (Deficit) (Details) - Summary of Warrant Activity (Parentheticals) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Note 7 - Stockholders' Equity (Deficit) (Details) - Summary of Warrant Activity (Parentheticals) [Line Items]
Shares Granted, Exercise Price	$ 5.00	$ 0.575
Balance, Exercise Price	$ 2.23	$ 2.23
Maximum [Member]
Note 7 - Stockholders' Equity (Deficit) (Details) - Summary of Warrant Activity (Parentheticals) [Line Items]
Shares Granted, Exercise Price	$ 7.50	$ 0.625
Balance, Exercise Price	$ 16.40	$ 16.40